united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Rich Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 10/31/17

Item 1. Reports to Stockholders.

Semi-Annual Report
October 31, 2017

1-888-451-TPFG
www.TPFG.com

Distributed by Northern Lights Distributors, LLC
FINRA Member

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2017

The Fund’s performance figures* for the periods ended October 31, 2017, compared to its benchmark:

			Annualized Three	Annualized Five	Annualized Ten	Annualized Since	Annualized Since
	Six Months	One Year	Year	Year	Year	Inception (7/2/07)	Inception (1/2/09)
Pacific Financial Core Equity Fund - Institutional Class	7.39%	21.93%	7.52%	11.60%	3.74%	3.77%	N/A
Pacific Financial Core Equity Fund - Investor Class	6.95%	21.06%	6.72%	10.79%	N/A	N/A	9.85%
S&P 500 Total Return Index **	9.10%	23.63%	10.77%	15.18%	7.51%	7.53%	14.63%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 1.64% for Institutional Class Shares and 2.39% for Investor Class shares per the August 28, 2017 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Asset Type as of October 31, 2017	% of Net Assets
Exchange Traded Funds - Equity Funds	85.25%
Mutual Funds - Equity Funds	14.57%
Money Market Funds	2.75%
Liabilities in Excess of Other Assets	-2.57%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2017

The Fund’s performance figures* for the periods ended October 31, 2017, compared to its benchmark:

			Annualized Three	Annualized Five	Annualized Ten	Annualized Since	Annualized Since
	Six Month	One Year	Year	Year	Year	Inception (7/2/07)	Inception (1/2/09)
Pacific Financial Explorer Fund - Institutional Class	8.65%	22.40%	7.92%	12.33%	3.34%	3.69%	N/A
Pacific Financial Explorer Fund - Investor Class	8.29%	21.54%	7.13%	11.53%	N/A	N/A	9.00%
S&P 500 Total Return Index **	9.10%	23.63%	10.77%	15.18%	7.51%	7.53%	14.63%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 1.79% for Institutional Class Shares and 2.54% for Investor Class shares per the August 28, 2017 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Sector or Asset Class as of October 31, 2017	% of Net Assets
Exchange Traded Funds - Equity Funds	99.89%
Money Market Funds	11.71%
Liabilities in Excess of Other Assets	-11.60%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2017

The Fund’s performance figures* for the periods ended October 31, 2017, compared to its benchmark:

			Annualized Three	Annualized Five	Annualized Ten	Annualized Since	Annualized Since
	Six Month	One Year	Year	Year	Year	Inception (7/2/07)	Inception (1/2/09)
Pacific Financial International Fund - Institutional Class	11.54%	21.40%	5.21%	7.59%	(4.67)%	(3.23)%	N/A
Pacific Financial International Fund - Investor Class	11.09%	20.54%	4.44%	6.82%	N/A	N/A	1.89%
MSCI EAFE Net Total Return Index **	10.74%	23.44%	6.08%	8.53%	1.10%	1.58%	8.40%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 2.56% for Institutional Class Shares and 3.31% for Investor Class shares per the August 28, 2017 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	The MSCI EAFE Net Total Return Index is a market-weighted index composed of companies representative of the market structure of 21 developed market countries in Europe, Australasia and the Far East. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Asset Class as of October 31, 2017	% of Net Assets
Mutual Funds - Equity Funds	81.34%
Exchange Traded Funds - Equity Funds	16.75%
Money Market Fund	2.02%
Liabilities in excess of other Assets	-0.11%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2017

The Fund’s performance figures* for the periods ended October 31, 2017, compared to its benchmark:

			Annualized Three	Annualized Five	Annualized Ten	Annualized Since	Annualized Since
	Six Months	One Year	Year	Year	Year	Inception (7/2/07)	Inception (1/2/09)
Pacific Financial Strategic Conservative Fund - Institutional Class	1.85%	2.22%	1.65%	1.44%	2.19%	2.30%	N/A
Pacific Financial Strategic Conservative Fund - Investor Class	1.51%	1.63%	1.04%	0.78%	N/A	N/A	2.11%
Barclays U.S. Intermediate Government/Credit Index **	0.91%	0.64%	1.89%	1.58%	3.56%	3.79%	3.29%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 1.95% for Institutional Class Shares and 2.45% for Investor Class shares per the August 28, 2017 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	The Barclays U.S. Intermediate Government/Credit Index is an unmanaged index that tracks the performance of intermediate US government securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Asset Class as of October 31, 2017	% of Net Assets
Mutual Funds - Debt Funds	79.60%
Exchange Traded Funds - Debt Fund	10.55%
Mutual Funds - Asset Allocation Fund	9.45%
Money Market Fund	1.34%
Liabilities in excess of other Assets	-0.94%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2017

The Fund’s performance figures* for the periods ended October 31, 2017, compared to its benchmark:

			Annualized Three	Annualized Five	Annualized Ten	Annualized Since	Annualized Since
	Six Month	One Year	Year	Year	Year	Inception (7/2/07)	Inception (1/2/09)
Pacific Financial Tactical Fund - Institutional Class	1.94%	3.78%	1.18%	1.50%	1.16%	1.16%	N/A
Pacific Financial Tactical Fund - Investor Class	1.62%	3.05%	0.45%	0.74%	N/A	N/A	1.23%
B of A Merrill Lynch 3 Month Treasury Bill Index **	0.49%	0.72%	0.35%	0.24%	0.45%	0.59%	0.19%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 2.42% for Institutional Class Shares and 3.17% for Investor Class shares per the August 28, 2017 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	The B of A Merrill Lynch 3 Month Treasury Bill Index is an unmanaged index that measures returns of the three-month Treasury Bills. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees and expenses.

Holdings By Asset Class as of October 31, 2017	% of Net Assets
Mutual Funds - Debt Funds	57.77%
Mutual Funds - Equity Funds	29.55%
Mutual Funds - Asset Allocation Fund	9.89%
Short-Term Investment - Money Market Fund	1.63%
Exchange Traded Funds - Debt Funds	1.23%
Assets in excess of other Liabilities	-0.07%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

PACIFIC FINANCIAL FAITH AND VALUES BASED MODERATE FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2017

The Fund’s performance figures* for the periods ended October 31, 2017, compared to its benchmark:

			Annualized Since Start
			of Performance
	Six Month	One Year	(12/3/14) **
Pacific Financial Faith & Values Based Moderate Fund - Investor Class	4.48%	11.56%	3.49%
Blend 50% S&P 500 TR/ 50% Barclays Intermediate Government Credit Index ***	4.95%	11.63%	6.02%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 2.48% for Institutional Class Shares and 3.23% for Investor Class shares per the August 28, 2017 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	The Fund commenced operations on May 31, 2013. Start of performance is December 3, 2014.

***	50% - The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses. 50% - The Barclays Intermediate Government/Credit Index is an unmanaged index that tracks the performance of intermediate US government securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Top Holdings By Asset Class as of October 31, 2017	% of Net Assets
Mutual Funds - Equity Funds	66.07%
Mutual Funds - Debt Funds	21.48%
Mutual Funds - Asset Allocation Fund	8.86%
Exchange Traded Fund - Debt Fund	3.33%
Money Market Fund	0.94%
Assets in excess of other Liabilities	-0.68%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

PACIFIC FINANCIAL DYNAMIC ALLOCATION FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2017

The Fund’s performance figures* for the periods ended October 31, 2017, compared to its benchmark:

			Annualized Since Start
			of Performance
	Six Months	One Year	(10/6/15) **
Pacific Financial Dynamic Allocation Fund - Institutional Class	5.22%	12.29%	7.72%
Pacific Financial Dynamic Allocation Fund - Investor Class	4.88%	11.49%	6.93%
Blend 50% S&P 500 TR/ 50% Barclays Intermediate Government Credit Index **	4.95%	11.63%	9.49%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 1.84% for Institutional Class Shares and 2.60% for Investor Class shares per the August 28, 2017 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	50% - The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. 50% - The Barclays Intermediate Government/Credit Index is an unmanaged index that tracks the performance of intermediate US government securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Top Holdings By Asset Class as of October 31, 2017	% of Net Assets
Mutual Funds - Asset Allocation Funds	51.16%
Exchange Traded Funds - Equity Fund	36.39%
Mutual Funds - Debt Fund	7.19%
Mutual Funds - Equity Fund	5.18%
Money Market Fund	0.86%
Liabilities in excess of other Assets	-0.78%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

PACIFIC FINANCIAL FLEXIBLE GROWTH & INCOME FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2017

The Fund’s performance figures* for the periods ended October 31, 2017, compared to its benchmark:

			Annualized Since Start
			of Performance
	Six Month	One Year	(12/1/15) **
Pacific Financial Flexible Growth & Income Fund - Institutional Class	5.11%	9.50%	5.17%
Pacific Financial Flexible Growth & Income Fund - Investor Class	4.74%	8.73%	4.38%
Blend 50% S&P 500 TR/ 50% Barclays Intermediate Government Credit Index **	4.95%	11.63%	7.88%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 2.73% for Institutional Class Shares and 3.48% for Investor Class shares per the August 28, 2017 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	50% - The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. 50% - The Barclays Intermediate Government/Credit Index is an unmanaged index that tracks the performance of intermediate US government securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Top Holdings By Asset Class as of October 31, 2017	% of Net Assets
Mutual Funds - Equity Funds	47.27%
Mutual Funds - Debt Funds	23.30%
Mutual Funds - Alternative Funds	18.25%
Exchange Traded Funds - Equity Fund	10.62%
Money Market Fund	0.76%
Liabilities in excess of other Assets	-0.20%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2017

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 85.25%
	EQUITY FUNDS - 85.25%
169,005	Goldman Sachs ActiveBeta U.S. Large Cap Equity	$8,653,056
389,648	iShares Core S&P Mid-Cap ETF	71,289,998
824,995	iShares Core S&P Small-Cap ETF	61,759,126
253,177	iShares Morningstar Mid-Cap ETF * +	45,002,718
329,668	iShares S&P 500 Growth ETF	48,837,018
371,583	iShares S&P 500 Value ETF *	40,558,284
324,939	Powershares QQQ Trust Series 1	49,439,469
464,735	PowerShares S&P MidCap Low Volatility Portfolio *	20,927,017
581,572	Schwab U.S. Large-Cap Value ETF	30,654,660
280,356	SPDR SSGA US Small Cap Low Volatility Index ETF +	26,945,015
224,533	Vanguard S&P 500 ETF	53,018,977
326,813	Vanguard S&P 500 Growth ETF *	43,443,252
173,830	Vanguard Value ETF	17,669,820
	TOTAL EXCHANGE TRADED FUNDS (Cost - $451,601,233)	518,198,410

	MUTUAL FUNDS - 14.57%
	EQUITY FUNDS - 14.57%
3,056,769	DoubleLine Shiller Enhanced CAPE - Institutional Class	48,358,085
1,477,099	JPMorgan Disciplined Equity Fund - Institutional Class	40,221,395
	TOTAL MUTUAL FUNDS (Cost - $74,883,177)	88,579,480

	SHORT-TERM INVESTMENTS - 2.75%
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 2.12%
1,064,674	Dreyfus Government Cash Management - Institutional Class, 0.93%**	1,064,674
11,800,000	Milestone Treasury Obligations Portfolio - Institutional Class, 0.86%** (a)	11,800,000
		12,864,674
	MONEY MARKET FUND - 0.63%
3,831,800	Milestone Treasury Obligations Portfolio - Institutional Class, 0.86%** (a)	3,831,800

	TOTAL SHORT-TERM INVESTMENTS (Cost - $16,696,474)	16,696,474

	TOTAL INVESTMENTS - 102.57% (Cost - $543,180,884) (b)	$623,474,364
	OTHER ASSETS AND LIABILITIES - NET - (2.57)%	(15,599,212)
	TOTAL NET ASSETS - 100.00%	$607,875,152

+	Affiliated Company - Pacific Financial Core Equity Fund holds in excess of 5% of outstanding voting securities of this exchange traded fund.

ETF - Exchange Traded Fund

*	All or a portion of the security is on loan. Total loaned securities had a value of $12,543,546 at October 31, 2017.

**	Money market fund; interest rate reflects seven day effective yield on October 31, 2017.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $543,185,108 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$80,289,256
Unrealized depreciation	—
Net unrealized appreciation	$80,289,256

See accompanying notes to financial statements.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2017

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 99.89%
	EQUITY FUNDS - 99.89%
116,463	Consumer Staples Select Sector SPDR Fund *	$6,183,021
129,412	Energy Select Sector SPDR Fund	8,788,369
47,255	Guggenheim S&P 500 Equal Weight Technology ETF	6,733,365
235,509	Health Care Select Sector SPDR Fund *	19,102,135
537,279	iShares Exponential Technologies ETF	18,788,647
74,473	iShares Global Consumer Staples ETF	7,572,199
135,140	iShares Global Financials ETF *	9,153,032
122,944	iShares MSCI All Country Asia ex Japan ETF *	9,258,913
112,046	iShares MSCI Japan ETF	6,571,498
365,185	iShares U.S. Home Construction ETF *	14,519,755
127,185	Materials Select Sector SPDR ETF	7,503,915
327,343	ROBO Global Robotics and Automation Index ETF *	13,313,040
98,425	SPDR S&P Aerospace & Defense ETF	8,009,826
419,091	Technology Select Sector SPDR Fund *	26,381,778
321,570	Vanguard Financials ETF *	21,551,621
18,666	Vanguard S&P 500 ETF	4,407,603
	TOTAL EXCHANGE TRADED FUNDS (Cost - $169,982,743)	187,838,717

	SHORT-TERM INVESTMENTS - 11.71%
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 11.05%
13,764,790	Dreyfus Government Cash Management - Institutional Class, 0.93%**	13,764,790
7,000,000	Milestone Treasury Obligations Portfolio - Institutional Class, 0.86%** (a)	7,000,000
		20,764,790
	MONEY MARKET FUND - 0.66%
1,246,729	Milestone Treasury Obligations Portfolio - Institutional Class, 0.86% ** (a)	1,246,729

	TOTAL SHORT-TERM INVESTMENTS (Cost - $22,011,519)	22,011,519

	TOTAL INVESTMENTS - 111.60% (Cost - $191,994,262) (b)	$209,850,236
	OTHER ASSETS AND LIABILITIES - NET - (11.60)%	(21,806,586)
	TOTAL NET ASSETS - 100.00%	$188,043,650

ETF - Exchange Traded Fund

*	All or a portion of the security is on loan. Total loaned securities had a value of $22,719,544 at October 31, 2017.

**	Money market fund; interest rate reflects seven day effective yield on October 31, 2017.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $191,994,262 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$18,256,634
Unrealized depreciation	(400,660)
Net unrealized appreciation	$17,855,974

See accompanying notes to financial statements.

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2017

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 16.75%
	EQUITY FUNDS - 16.75%
302,870	First Trust Europe AlphaDEX Fund	$11,587,806
75,246	iShares Core MSCI EAFE ETF	4,909,802
	TOTAL EXCHANGE TRADED FUNDS (Cost - $15,256,420)	16,497,608

	MUTUAL FUNDS - 81.34%
	EQUITY FUNDS - 81.34%
1,138,696	Brown Advisory - WMC Strategic European Equity Fund - Institutional Class	14,609,472
373,893	Calvert Emerging Markets Equity Fund - Institutional Class	6,326,275
182,545	FMI International Fund - Investor Class	6,290,515
306,292	JOHCM International Select Fund - Institutional Class	6,888,505
474,973	Matthews Japan Fund - Institutional Class	11,484,858
284,397	MFS International Value Fund - Retaill Class	12,305,851
418,377	Oberweis International Opportunities Fund - Retail Class	11,438,432
340,018	Thornburg Global Opportunities Fund - Institutional Class	10,771,763
	TOTAL MUTUAL FUNDS (Cost - $66,455,162)	80,115,671

	SHORT-TERM INVESTMENTS - 2.02%
	MONEY MARKET FUND - 2.02%
1,988,986	Milestone Treasury Obligations Portfolio, 0.86%** (a) (Cost - $1,988,986)	1,988,986

	TOTAL INVESTMENTS - 100.11% (Cost - $83,700,568) (b)	$98,602,265
	OTHER ASSETS AND LIABILITIES - NET - (0.11)%	(106,753)
	TOTAL NET ASSETS - 100.00%	$98,495,512

**	Money market fund; interest rate reflects seven day effective yield on October 31, 2017.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $83,701,349 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$14,900,916
Unrealized depreciation	—
Net unrealized appreciation	$14,900,916

See accompanying notes to financial statements.

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2017

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 10.55%
	DEBT FUNDS - 10.55%
60,589	iShares Edge U.S. Fixed Income Balanced Risk ETF	$6,107,977
96,966	PowerShares Global Short Term High Yield Bond	2,343,668
	TOTAL EXCHANGE TRADED FUND (Cost - $8,475,846)	8,451,645

	MUTUAL FUNDS - 89.05%
	ASSET ALLOCATION FUNDS - 9.45%
687,257	Touchstone Flexible Income Fund - Institutional Class	7,573,568

	DEBT FUNDS - 79.60%
565,250	BlackRock Total Return Fund - Institutional Class	6,636,035
983,136	DoubleLine Total Return Bond Fund - Institutional Class	10,490,063
376,851	Guggenheim Floating Rate Strategies Fund - Institutional Class	10,208,894
204,661	Guggenheim - Total Return Bond Fund- Institutional Class	5,339,604
600,943	JPMorgan Mortgage-Backed Securities Fund - Institutional Class	6,724,548
875,278	PIMCO Income Fund - Institutional Class	10,897,212
550,007	PIMCO Mortgage Opportunities Fund - Institutional Class	6,143,573
735,015	TCW Total Return Bond Fund - Retail Class	7,342,802
		63,782,731

	TOTAL MUTUAL FUNDS (Cost - $70,905,431)	71,356,299

	SHORT-TERM INVESTMENTS - 1.34%
	MONEY MARKET FUND - 1.34%
1,070,563	Milestone Treasury Obligations Portfolio - Institutional Class, 0.86%** (a) (Cost - $1,070,563)	1,070,563

	TOTAL INVESTMENTS - 100.94% (Cost - $80,451,840) (b)	$80,878,507
	OTHER ASSETS AND LIABILITIES - NET - (0.94)%	(751,960)
	TOTAL NET ASSETS - 100.00%	$80,126,547

ETF - Exchange Traded Fund

**	Money market fund; interest rate reflects seven day effective yield on October 31, 2017.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $80,600,750 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$1,023,707
Unrealized depreciation	(745,950)
Net unrealized appreciation	$277,757

See accompanying notes to financial statements.

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2017

Shares	Description	Value
	EXCHANGE TRADED FUND - 1.23%
	DEBT FUND - 1.23%
33,261	iShares Core Conservative Allocation ETF	$1,152,494
	TOTAL EXCHANGE TRADED FUND (Cost - $1,151,828)

	MUTUAL FUNDS - 97.21%
	ASSET ALLOCATION FUND - 9.89%
899,707	Gabelli ABC Fund - Advisor Class	9,222,001

	DEBT FUNDS - 57.77%
434,856	Cohen & Steers Preferred Securities and Income Fund, Inc. - Institutional Class	6,205,391
689,638	Performance Trust Strategic Bond Fund - Retail Class	15,620,303
1,450,160	PIMCO Mortgage Opportunities Fund - Institutional Class	16,198,289
927,569	Semper MBS Total Return Fund - Institutional Class	9,924,986
594,768	Zeo Strategic Income fund - Class I	5,941,731
		53,890,700
	EQUITY FUNDS - 29.55%
568,711	American Century Market Neutral Value Fund - Institutional Class	8,519,296
361,427	AQR Long-Short Equity Fund - Institutional Class	3,867,267
1,144,706	Calamos Market Neutral Income Fund - Institutional Class	15,178,795
		27,565,358

	TOTAL MUTUAL FUNDS (Cost - $88,915,830)	90,678,059

	SHORT-TERM INVESTMENT - 1.63%
	MONEY MARKET FUND - 1.63%
1,516,896	Milestone Treasury Obligations Portfolio - Institutional Class, 0.86%** (a) (Cost - $1,516,896)	1,516,896

	TOTAL INVESTMENTS - 100.07% (Cost - $91,584,554) (b)	$93,347,449
	OTHER ASSETS AND LIABILITIES - NET - (0.07)%	(61,804)
	TOTAL NET ASSETS - 100.00%	$93,285,645

**	Money market fund; interest rate reflects seven day effective yield on October 31, 2017.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $91,592,934 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$2,051,415
Unrealized depreciation	(296,900)
Net unrealized appreciation	$1,754,515

See accompanying notes to financial statements.

PACIFIC FINANCIAL FAITH & VALUES BASED MODERATE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2017

Shares	Description	Value
	EXCHANGE TRADED FUND - 3.33%
	DEBT FUND - 3.33%
8,870	iShares Core Growth Allocation ETF (Cost - $391,433)	$401,811

	MUTUAL FUNDS - 96.41%
	ASSET ALLOCATION FUND - 8.86%
95,025	Eventide Multi-Asset Income Fund - Class I	1,070,931

	DEBT FUNDS - 21.48%
16,580	New Covenant Income Fund - Retail Class	385,309
213,328	Praxis Impact Bond Fund - Institutional Class	2,210,077
		2,595,386
	EQUITY FUNDS - 66.07%
27,995	Ave Maria Rising Dividend Fund - Retail Class	521,262
168,640	GuideStone Defensive Market Strategies Fund - Investor Class	2,194,000
48,250	Guidestone Funds - Equity Index Fund - Investor Class	1,379,460
56,487	Praxis Growth Index Fund - Institutional Class	1,312,192
101,483	Praxis Value Index Fund - Institutional Class	1,419,746
13,268	Steward Global Equity Income Fund - Institutional Class	450,181
42,277	Steward Small-Mid Cap Enhanced Fund - Institutional Class	706,441
		7,983,282

	TOTAL MUTUAL FUNDS (Cost - $10,397,300)	11,649,599

	SHORT-TERM INVESTMENT - 0.94%
	MONEY MARKET FUND - 0.94%
113,652	Milestone Treasury Obligations Fund - Institutional Class, 0.86%** (a) (Cost - $113,652)	113,652

	TOTAL INVESTMENTS - 100.68% - (Cost - $10,902,385) (b)	$12,165,062
	OTHER ASSETS AND LIABILITIES - NET -(0.68)%	(82,502)
	TOTAL NET ASSETS - 100.00%	$12,082,560

**	Money market fund; interest rate reflects seven day effective yield on October 31, 2017.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,942,809 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$1,228,222
Unrealized depreciation	(5,969)
Net unrealized appreciation	$1,222,253

See accompanying notes to financial statements.

PACIFIC FINANCIAL DYNAMIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2017

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 36.39%
	EQUITY FUNDS - 36.39%
322,580	iShares Core U.S. Aggregate Bond ETF	$35,312,832
291,630	Vanguard S&P 500 ETF	68,862,592
531,615	Vanguard Total Stock Market ETF	70,348,613
	TOTAL EXCHANGE TRADED FUND (Cost - $164,342,549)	174,524,037

	MUTUAL FUNDS - 63.53%
	ASSET ALLOCATION FUNDS - 51.16%
2,710,618	American Balanced Fund - F-2 Class	74,352,258
1,795,650	Columbia Balanced Fund - R5 Class	73,585,751
667,827	Fidelity Puritan Fund - Retail Class	15,460,199
1,014,653	Transamerica Multi-Managed Balanced Fund - Institutional Class	28,440,719
667,529	Vanguard Balanced Index Fund - Institutional Class	22,716,001
250,101	Vanguard Tax-Managed Balanced Fund - Admiral Class	7,568,069
718,053	Wells Fargo Index Asset Allocation Fund - Administrator Class	23,272,109
		245,395,106
	DEBT FUND - 7.19%
3,234,681	DoubleLine Total Return Bond Fund - Institutional Class	34,514,042

	EQUITY FUND - 5.18%
1,908,438	GuideStone Defensive Market Strategies Fund - Investor Class	24,828,772

	TOTAL MUTUAL FUNDS (Cost - $280,558,010)	304,737,920

	SHORT-TERM INVESTMENT - 0.86%
	MONEY MARKET FUND - 0.86%
4,101,142	Milestone Treasury Obligations Fund - Institutional Class, 0.86% ** (a) (Cost - $4,101,142)	4,101,142

	TOTAL INVESTMENTS - 100.78% (Cost - $449,001,701) (b)	$483,363,099
	OTHER ASSETS AND LIABILITIES - NET - (0.78)%	(3,736,042)
	TOTAL NET ASSETS - 100.00%	$479,627,057

**	Money market fund; interest rate reflects seven day effective yield on October 31 2017.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $449,026,118 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$34,511,510
Unrealized depreciation	(174,529)
Net unrealized appreciation	$34,336,981

See accompanying notes to financial statements.

PACIFIC FINANCIAL FLEXIBLE GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2017

Shares	Description	Value
	EXCHANGE TRADED FUNDS -10.62%
	EQUITY FUNDS - 10.62%
111,424	iShares Core Moderate Allocation ETF	$4,251,940
255,575	iShares Edge MSCI Min Vol USA ETF	13,116,109
	TOTAL EXCHANGE TRADED FUNDS (Cost - $15,862,542)	17,368,049

	MUTUAL FUNDS - 88.82%
	ALTERNATIVE FUNDS - 18.25%
1,776,330	AQR Equity Market Neutral Fund - Institutional Class	22,594,917
677,375	Vivaldi Merger Arbitrage Fund - Institutional Class	7,268,236
		29,863,153
	DEBT FUNDS - 23.30%
1,651,975	Cohen & Steers Preferred Securities and Income Fund, Inc. - Institutional Class	23,573,686
557,973	Guggenheim Floating Rate Strategies Fund - Institutional Class	14,557,522
		38,131,208
	EQUITY FUNDS - 47.27%
1,410,669	AQR Large Cap Defensive Style Fund - Institutional Class	26,478,262
1,796,523	AQR Long-Short Equity Fund - Institutional Class	26,911,909
834,363	Fidelity Advisor Real Estate Income Fund - Institutional Class	10,170,884
823,955	Lazard Global Listed Infrastructure Portfolio - Institutional Class	13,801,248
		77,362,303
	TOTAL MUTUAL FUNDS (Cost - $133,090,795)	145,356,664

	SHORT-TERM INVESTMENT - 0.76%
	MONEY MARKET FUND - 0.76%
1,247,608	Milestone Treasury Obligations Fund - Institutional Class, 0.86% ** (a) (Cost - $1,247,608)	1,247,608

	TOTAL INVESTMENTS - 100.20% (Cost - $150,200,945) (b)	$163,972,321
	OTHER ASSETS AND LIABILITIES - NET - (0.20)%	(323,357)
	TOTAL NET ASSETS - 100.00%	$163,648,964

**	Money market fund; interest rate reflects seven day effective yield on October 31, 2017.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $150,205,363 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$13,782,962
Unrealized depreciation	(11,586)
Net unrealized appreciation	$13,771,376

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2017

						Pacific Financial
	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Faith & Values	Pacific Financial	Pacific Financial
	Core Equity	Explorer	International	Strategic	Tactical	Based Moderate	Dynamic Allocation	Flexible Growth &
	Fund	Fund	Fund	Conservative Fund	Fund	Fund	Fund	Income Fund
Assets:
Investments in unaffiliated securities, at cost	$479,390,372	$191,994,262	$83,700,568	$80,451,840	$91,584,554	$10,902,385	$449,001,701	$150,200,945
Investments in affiliated securities, at cost	63,790,512	—	—	—	—	—	—	—
Investments in securities, at cost	$543,180,884	$191,994,262	$83,700,568	$80,451,840	$91,584,554	$10,902,385	$449,001,701	$150,200,945

Investments in unaffiliated securities, at value	$551,526,631	$209,850,236	$98,602,265	$80,878,507	$93,347,449	$12,165,062	$483,363,099	$163,972,321
Investments in affiliated securities, at value	71,947,733	—	—	—	—	—	—	—
Investments in securities, at value	$623,474,364	$209,850,236	$98,602,265	$80,878,507	$93,347,449	$12,165,062	$483,363,099	$163,972,321
Cash	—	—	19,874	—	—	—	—	—
Receivable for fund shares sold	308,095	109,713	113,715	63,987	105,009	1,754	108,166	44,043
Interest and dividends receivable	93,762	712	1,499	205,650	179,506	4,104	106,142	150,300
Receivable for securities sold	—	18,957,682	—	—	—	—	899,975	—
Prepaid expenses and other assets	13,131	2,444	2,766	2,044	5,274	—	12,829	4,128
Total Assets	623,889,352	228,920,787	98,740,119	81,150,188	93,637,238	12,170,920	484,490,211	164,170,792

Liabilities:
Collateral on securities loaned (see note 7)	12,864,674	20,764,790	—	—	—	—	—	—
Payable for fund shares redeemed	39,290	10,518	10,835	19,152	57,396	8,625	204,928	97,363
Payable for securities purchased	2,000,285	19,618,220	—	799,955	—	—	3,551,367	—
Investment advisory fees payable	484,308	155,371	77,717	49,985	75,300	10,800	401,996	133,803
Distribution (12b-1) fees payable	477,887	148,416	76,601	46,921	73,488	35,611	383,477	130,911
Payable to related parties	85,767	56,463	39,046	42,600	42,919	17,227	140,371	60,641
Accrued director/trustee fees payable	—	2,987	1,590	2,320	—	—	—	—
Audit fees	15,000	12,947	6,707	27,887	31,304	781	36,113	12,913
Accrued expenses and other liabilities	46,989	107,425	32,111	34,821	71,186	15,316	144,902	86,197
Total Liabilities	16,014,200	40,877,137	244,607	1,023,641	351,593	88,360	4,863,154	521,828

Net Assets	$607,875,152	$188,043,650	$98,495,512	$80,126,547	$93,285,645	$12,082,560	$479,627,057	$163,648,964

Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$594,836,190	$184,670,149	$97,730,148	$86,289,536	$93,515,908	$11,933,510	$474,536,377	$162,389,115
Accumulated undistributed net investment income/(loss)	(2,391,418)	(991,430)	(1,363,643)	49,115	56,643	(131,205)	(1,571,013)	(712,099)
Accumulated net realized gain/(loss) on investments	(64,863,100)	(13,491,043)	(12,772,690)	(6,638,771)	(2,049,801)	(982,422)	(27,699,705)	(11,799,428)
Net unrealized appreciation on investments	80,293,480	17,855,974	14,901,697	426,667	1,762,895	1,262,677	34,361,398	13,771,376

Net Assets	$607,875,152	$188,043,650	$98,495,512	$80,126,547	$93,285,645	$12,082,560	$479,627,057	$163,648,964

Net Asset Value Per Share
Institutional Class Shares
Net assets	$41,054,595	$15,037,749	$4,856,221	$6,798,611	$6,813,621	$—	$29,195,715	$10,425,755
Shares of Beneficial Interest Outstanding	4,180,446	1,437,141	814,420	734,354	697,852	—	2,780,512	1,032,230
Net asset value, offering and redemption price per share	$9.82	$10.46	$5.96	$9.26	$9.76	$—	$10.50	$10.10

Investor Class Shares
Net assets	$566,820,557	$173,005,901	$93,639,291	$73,327,936	$86,472,024	$12,082,560	$450,431,342	$153,223,209
Shares of Beneficial Interest Outstanding	61,280,080	17,512,396	16,726,495	7,928,779	9,065,693	1,213,637	43,369,246	15,315,346
Net asset value, offering and redemption price per share	$9.25	$9.88	$5.60	$9.25	$9.54	$9.96	$10.39	$10.00

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended October 31, 2017

						Pacific Financial
	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Faith & Values	Pacific Financial	Pacific Financial
	Core Equity	Explorer	International	Strategic	Tactical	Based Moderate	Dynamic Allocaion	Flexible Growth &
	Fund	Fund	Fund	Conservative Fund	Fund	Fund	Fund	Income Fund
Investment Income:
Dividends	$4,050,099	$1,159,780	$126,194	$1,377,834	$1,210,871	$97,321	$4,715,888	$1,560,136
Security Lending (Net)	125,374	145,835	9,195	278	—	—	—	—
Income from affiliates	554,428	—	—	—	—	—	—	—
Interest	11,032	3,707	5,827	1,532	4,394	610	10,339	8,086
Total Investment Income	4,740,933	1,309,322	141,216	1,379,644	1,215,265	97,931	4,726,227	1,568,222

Expenses:
Investment advisory fees	2,779,761	856,354	422,677	294,994	463,026	59,786	2,276,423	771,624
Distribution (12b-1) fees - Institutional Class	50,485	18,501	5,953	9,118	8,821	—	36,590	13,204
Distribution (12b-1) fees - Investor Class	2,577,821	782,351	398,864	267,639	427,744	59,786	2,130,061	718,810
Administration service fees	306,613	94,458	47,805	43,402	51,106	22,632	251,124	85,120
Shareholder Servicing Fees	99,901	42,230	21,865	—	73,457	4,123	167,582	89,505
Registration fees	20,864	20,109	42,966	18,652	18,148	7,562	125,727	75,085
Audit fees	19,105	609	6,061	3,529	26,130	756	63,244	16,858
Custodian fees	15,707	5,386	21,066	6,659	24,388	615	11,093	13,862
Printing and postage expense	12,569	30,851	3,781	7,233	17,789	2,951	38,780	17,024
Compliance officer fees	9,804	4,022	3,367	2,017	7,837	3,879	30,691	11,568
Legal fees	5,008	15,982	4,186	7,562	7,562	2,497	4,186	2,497
Trustees’ fees and expenses	125	6,034	6,893	6,050	4,361	2,674	6,050	6,050
Insurance expense	—	2,011	1,650	—	1,512	151	2,773	1,008
Miscellaneous expenses	2,513	502	504	504	504	252	24,893	9,283
Total Expenses	5,900,276	1,879,400	987,638	667,359	1,132,385	167,664	5,169,217	1,831,498

Net Investment Income/(Loss)	(1,159,343)	(570,078)	(846,422)	712,285	82,880	(69,733)	(442,990)	(263,276)

Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) from:
Investments	81,007	9,965,779	755,135	(99,456)	(42,815)	107,079	10,023,193	—
Total realized gain/(loss)	81,007	9,965,779	755,135	(99,456)	(42,815)	107,079	10,023,193	—
Net change in unrealized appreciation/(depreciation) of:
Unaffiliated Investments	35,957,034	4,435,610	8,957,949	574,934	1,473,470	480,814	12,112,765	7,454,140
Affiliated Investments	3,260,493	—	—	—	—	—	—	—
Total unrealized appreciation/(depreciation)	39,217,527	4,435,610	8,957,949	574,934	1,473,470	480,814	12,112,765	7,454,140
Net Realized and Unrealized Gain	39,298,534	14,401,389	9,713,084	475,478	1,430,655	587,893	22,135,958	7,454,140

Net Increase in Net Assets Resulting From Operations	$38,139,191	$13,831,311	$8,866,662	$1,187,763	$1,513,535	$518,160	$21,692,968	$7,190,864

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Pacific Financial		Pacific Financial		Pacific Financial		Pacific Financial
	Core Equity Fund		Explorer Fund		International Fund		Strategic Conservative Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2017	April 30,	October 31, 2017	April 30,	October 31, 2017	April 30,	October 31, 2017	April 30,
	(Unaudited)	2017	(Unaudited)	2017	(Unaudited)	2017	(Unaudited)	2017
Operations:
Net investment income/(loss)	$(1,159,343)	$647,455	$(570,078)	$(409,248)	$(846,422)	$(587,971)	$712,285	$1,454,323
Distributions received from underlying investment companies	—	8,526,032	—	—	—	89,772	—	31,805
Net realized gain/(loss) from investments	81,007	10,801,036	9,965,779	13,756,813	755,135	(1,130,794)	(99,456)	(156,247)
Net change in unrealized appreciation/(depreciation) on investments	39,217,527	43,825,753	4,435,610	7,254,777	8,957,949	7,819,590	574,934	(188,033)
Net Increase/(Decrease) in Net Assets Resulting From Operations	38,139,191	63,800,276	13,831,311	20,602,342	8,866,662	6,190,597	1,187,763	1,141,848

Distributions to Shareholders From:
Net Investment Income:
Institutional Class	(203,737)	—	—	—	—	—	(140,306)	(166,252)
Investor Class	(628,253)	—	—	—	—	—	(1,226,385)	(1,244,882)
Net Realized Gains:
Institutional Class	(4,883,433)	(718,518)	(1,698,159)	—	(464,230)	—	—	—
Investor Class	(70,105,593)	(7,470,854)	(20,186,847)	—	(9,054,832)	—	—	—
Total Distributions to Shareholders	(75,821,016)	(8,189,372)	(21,885,006)	—	(9,519,062)	—	(1,366,691)	(1,411,134)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional Class	1,977,448	10,278,868	628,974	4,309,417	235,881	863,973	265,591	4,569,692
Investor Class	108,055,989	239,815,962	33,321,861	67,495,636	23,742,275	24,741,398	17,605,604	40,834,616
Reinvestment of dividends and distributions
Institutional Class	5,035,722	710,218	1,672,043	—	458,677	—	138,260	163,564
Investor Class	70,494,758	7,437,305	19,976,871	—	9,024,820	—	1,218,432	1,234,854
Cost of shares redeemed
Institutional Class	(3,976,073)	(16,138,714)	(1,587,825)	(11,473,885)	(550,440)	(2,726,122)	(1,226,962)	(2,443,130)
Investor Class	(51,184,638)	(120,118,678)	(15,413,647)	(84,037,463)	(7,676,012)	(20,262,411)	(12,509,237)	(27,458,428)
Net Increase/(Decrease) in Net Assets From Share Transactions of Beneficial Interest	130,403,206	121,984,961	38,598,277	(23,706,295)	25,235,201	2,616,838	5,491,688	16,901,168

Total Increase/(Decrease) in Net Assets	92,721,381	177,595,865	30,544,582	(3,103,953)	24,582,801	8,807,435	5,312,760	16,631,882

Net Assets:
Beginning of Year	515,153,771	337,557,906	157,499,068	160,603,021	73,912,711	65,105,276	74,813,787	58,181,905
End of Year **	$607,875,152	$515,153,771	$188,043,650	$157,499,068	$98,495,512	$73,912,711	$80,126,547	$74,813,787
** Includes accumulated net investment income/(loss) at end of year	$(2,391,418)	$(400,085)	$(991,430)	$(421,352)	$(1,363,643)	$(517,221)	$49,115	$703,521

Share Activity
Institutional Class:
Shares Sold	186,169	1,061,908	56,224	439,134	37,184	157,923	28,450	488,223
Shares Reinvested	515,955	71,450	160,928	—	77,218	—	14,870	17,660
Shares Redeemed	(374,699)	(1,661,997)	(142,258)	(1,142,130)	(88,315)	(491,708)	(130,994)	(262,443)
Net increase/(decrease) in shares of beneficial interest outstanding	327,425	(528,639)	74,894	(702,996)	26,087	(333,785)	(87,674)	243,440

Investor Class:
Shares Sold	10,792,305	25,837,537	3,148,344	7,014,653	4,056,508	4,744,414	1,887,291	4,375,118
Shares Reinvested	7,670,812	787,016	2,034,304	—	1,617,351	—	131,295	133,453
Shares Redeemed	(5,111,906)	(13,008,161)	(1,453,223)	(8,788,467)	(1,304,565)	(3,888,999)	(1,338,867)	(2,952,931)
Net increase/(decrease) in shares of beneficial interest outstanding	13,351,211	13,616,392	3,729,425	(1,773,814)	4,369,294	855,415	679,719	1,555,640

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Financial		Pacific Financial		Pacific Financial		Pacific Financial Flexible
	Tactical Fund		Faith & Values Based Moderate Fund		Dynamic Allocation Fund		Growth & Income Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2017	April 30,	October 31, 2017	April 30,	October 31, 2017	April 30,	October 31, 2017	April 30,
	(Unaudited)	2017	(Unaudited)	2017	(Unaudited)	2017	(Unaudited)	2017
Operations:
Net investment income/(loss)	$82,880	$1,124,682	$(69,733)	$(73,675)	$(442,990)	$(473,975)	$(263,276)	$706,390
Distributions received from underlying investment companies	—	272,875	—	141,106	—	2,254,528	—	980,478
Net realized gain/(loss) from investments	(42,815)	(391,749)	107,079	66,779	10,023,193	3,067,226	—	(1,878,394)
Net change in unrealized appreciation/(depreciation) on investments	1,473,470	938,846	480,814	766,232	12,112,765	20,188,839	7,454,140	6,783,433
Net Increase/(Decrease) in Net Assets Resulting From Operations	1,513,535	1,944,654	518,160	900,442	21,692,968	25,036,618	7,190,864	6,591,907

Distributions to Shareholders From:
Net Investment Income:
Institutional Class	(60,251)	(138,819)	—	—	—	(175,092)	—	(131,607)
Investor Class	(104,657)	(827,854)	—	—	—	(576,202)	—	(910,072)
Net Realized Gains:
Institutional Class	—	—	—	—	(2,489,492)	(126,044)	(612,209)	(37,947)
Investor Class	—	—	(1,163,669)	—	(38,691,561)	(1,532,098)	(9,056,780)	(424,465)
Total Distributions to Shareholders	(164,908)	(966,673)	(1,163,669)	—	(41,181,053)	(2,409,436)	(9,668,989)	(1,504,091)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional Class	264,587	1,475,327	—	—	1,271,032	11,579,419	434,641	4,088,733
Investor Class	20,518,620	62,912,810	1,502,199	3,271,116	85,011,638	245,922,605	36,292,788	80,990,553
Reinvestment of dividends and distributions
Institutional Class	60,138	138,462	—	—	2,452,462	294,603	603,563	166,084
Investor Class	104,186	823,119	1,161,922	—	38,584,083	2,101,368	9,022,418	1,328,503
Cost of shares redeemed
Institutional Class	(700,851)	(7,643,306)	—	—	(2,255,522)	(8,471,250)	(1,039,250)	(3,065,687)
Investor Class	(17,973,162)	(90,984,302)	(1,342,918)	(2,932,692)	(48,614,332)	(73,022,179)	(21,675,311)	(25,226,728)
Net Increase/(Decrease) in Net Assets From Share Transactions of Beneficial Interest	2,273,518	(33,277,890)	1,321,203	338,424	76,449,361	178,404,566	23,638,849	58,281,458

Total Increase/(Decrease) in Net Assets	3,622,145	(32,299,909)	675,694	1,238,866	56,961,276	201,031,748	21,160,724	63,369,274

Net Assets:
Beginning of Period	89,663,500	121,963,409	11,406,866	10,168,000	422,665,781	221,634,033	142,488,240	79,118,966
End of Period **	$93,285,645	$89,663,500	$12,082,560	$11,406,866	$479,627,057	$422,665,781	$163,648,964	$142,488,240
** Includes accumulated net investment income/(loss) at end of period	$56,643	$138,671	$(131,205)	$(61,472)	$(1,571,013)	$(1,128,023)	$(712,099)	$(448,823)

Share Activity
Institutional Class:
Shares Sold	27,188	153,692	—	—	115,162	1,103,162	41,900	409,397
Shares Reinvested	6,168	14,606	—	—	234,461	28,165	60,116	16,759
Shares Redeemed	(71,829)	(793,163)	—	—	(203,278)	(806,685)	(99,999)	(307,527)
Net increase/(decrease) in shares of beneficial interest outstanding	(38,473)	(624,865)	—	—	146,345	324,642	2,017	118,629

Investor Class:
Shares Sold	2,164,853	6,729,548	141,287	324,779	7,723,120	23,522,262	3,504,579	8,151,645
Shares Reinvested	10,932	88,986	117,129	—	3,727,931	201,473	906,776	134,464
Shares Redeemed	(1,895,237)	(9,724,281)	(125,170)	(289,481)	(4,433,573)	(6,962,544)	(2,094,953)	(2,539,297)
Net increase/(decrease) in shares of beneficial interest outstanding	280,548	(2,905,747)	133,246	35,298	7,017,478	16,761,191	2,316,402	5,746,812

(a)	The inception date of Pacific Financial Dynamic Allocation Fund is September 17, 2015. The Fund commenced operations on October 6, 2015.

(b)	The inception date of Pacific Financial Flexible Growth & Income Fund is November 20, 2015. The Fund commenced operations on December 1, 2015.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL CORE EQUITY FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2017		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2017	2016	2015	2014	2013

Net asset value, beginning of period	$10.44		$9.07	$9.70	$9.65	$9.21	$8.50
Activity from investment operations:
Net investment income/(loss) (1)	0.01		0.07	(0.01)	0.05	(0.01)	0.16
Net realized and unrealized gain/(loss)	0.76		1.48	(0.35)	0.68	1.57	0.91
Total from investment operations	0.77		1.55	(0.36)	0.73	1.56	1.07

Less distributions from:
Net Investment Income	(0.06)		—	—	(0.12)	(0.09)	(0.06)
Net Realized Gains	(1.33)		(0.18)	(0.27)	(0.56)	(1.03)	(0.30)
Total distributions	(1.39)		(0.18)	(0.27)	(0.68)	(1.12)	(0.36)

Net asset value, end of period	$9.82		$10.44	$9.07	$9.70	$9.65	$9.21

Total return (2,3)	7.39%		17.17%	-3.75%	7.51%	16.96%	13.15%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$41,055		$40,240	$39,752	$50,921	$50,931	$44,641
Ratios of expenses to average net assets: (4)	1.44	% (6)	1.43%	1.49%	1.51%	1.53%	1.65%
Ratios of net investment income/(loss) to average net assets: (4,5)	0.26	% (6)	0.73%	-0.07%	0.47%	-0.13%	1.93%
Portfolio turnover rate	0	% (7)	105%	90%	137%	267%	400%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL CORE EQUITY FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2017		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2017	2016	2015	2014	2013

Net asset value, beginning of period	$9.91		$8.68	$9.36	$9.36	$8.98	$8.32
Activity from investment operations:
Net investment income/(loss) (1)	(0.02)		0.01	(0.06)	(0.01)	(0.09)	0.12
Net realized and unrealized gain/(loss)	0.70		1.40	(0.35)	0.65	1.54	0.87
Total from investment operations	0.68		1.41	(0.41)	0.64	1.45	0.99

Less distributions from:
Net Investment Income	(0.01)		—	—	(0.08)	(0.04)	(0.03)
Net Realized Gains	(1.33)		(0.18)	(0.27)	(0.56)	(1.03)	(0.30)
Total distributions	(1.34)		(0.18)	(0.27)	(0.64)	(1.07)	(0.33)

Net asset value, end of period	$9.25		$9.91	$8.68	$9.36	$9.36	$8.98

Total return (2,3)	6.95%		16.32%	-4.43%	6.71%	16.18%	12.28%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$566,821		$474,914	$297,806	$268,283	$138,936	$71,018
Ratios of expenses to average net assets: (4)	2.18	% (6)	2.18%	2.24%	2.26%	2.27%	2.40%
Ratios of net investment income/(loss) to average net assets: (4,5)	-0.47	% (6)	0.09%	-0.70%	-0.05%	-0.90%	1.41%
Portfolio turnover rate	0	% (7)	105%	90%	137%	267%	400%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL EXPLORER FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2017		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2017	2016	2015	2014	2013

Net asset value, beginning of period	$10.85		$9.44	$10.28	$9.69	$8.81	$7.89
Activity from investment operations:
Net investment income/(loss) (1)	0.00		0.04	0.02	(0.01)	(0.05)	0.16
Net realized and unrealized gain/(loss)	0.94		1.37	(0.43)	1.15	1.55	0.89
Total from investment operations	0.94		1.41	(0.41)	1.14	1.50	1.05

Less distributions from:
Net Investment Income	—		—	—	—	(0.06)	(0.09)
Net Realized Gains	(1.33)		—	(0.43)	(0.55)	(0.56)	(0.04)
Total distributions	(1.33)		—	(0.43)	(0.55)	(0.62)	(0.13)

Net asset value, end of period	$10.46		$10.85	$9.44	$10.28	$9.69	$8.81

Total return (2,3)	8.65%		14.94%	-4.04%	11.81%	16.94%	13.48%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$15,038		$14,786	$19,496	$35,095	$31,049	$20,530
Ratios of expenses to average net assets: (4)	1.51	% (6)	1.56%	1.50%	1.53%	1.57%	1.70%
Ratios of net investment income/(loss) to average net assets: (4,5)	0.03	% (6)	0.40%	0.21%	-0.06%	-0.48%	2.01%
Portfolio turnover rate	80	% (7)	139%	171%	227%	300%	466%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL EXPLORER FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2017		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2017	2016	2015	2014	2013

Net asset value, beginning of period	$10.35		$9.07	$9.97	$9.48	$8.66	$7.78
Activity from investment operations:
Net investment income/(loss) (1)	(0.04)		(0.03)	(0.05)	(0.07)	(0.12)	0.11
Net realized and unrealized gain/(loss)	0.90		1.31	(0.42)	1.11	1.51	0.86
Total from investment operations	0.86		1.28	(0.47)	1.04	1.39	0.97

Less distributions from:
Net Investment Income	—		—	—	—	(0.01)	(0.05)
Net Realized Gains	(1.33)		—	(0.43)	(0.55)	(0.56)	(0.04)
Total distributions	(1.33)		—	(0.43)	(0.55)	(0.57)	(0.09)

Net asset value, end of period	$9.88		$10.35	$9.07	$9.97	$9.48	$8.66

Total return (2,3)	8.29%		14.11%	-4.78%	11.01%	16.04%	12.59%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$173,006		$142,713	$141,107	$167,396	$76,624	$31,326
Ratios of expenses to average net assets: (4)	2.26	% (6)	2.31%	2.25%	2.27%	2.33%	2.45%
Ratios of net investment income/(loss) to average net assets: (4,5)	-0.73	% (6)	-0.36%	-0.51%	-0.76%	-1.27%	1.43%
Portfolio turnover rate	80	% (7)	139%	171%	227%	300%	466%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL INTERNATIONAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	October 31, 2017		April 30,	April 30,	April 30,		April 30,	April 30,
	(Unaudited)		2017	2016	2015		2014	2013

Net asset value, beginning of period	$5.91		$5.38	$5.92	$5.79		$5.23	$4.84
Activity from investment operations:
Net investment income/(loss) (1)	(0.04)		(0.01)	0.01	(0.00	) (2)	0.01	0.05
Net realized and unrealized gain/(loss)	0.72		0.54	(0.55)	0.13		0.60	0.34
Total from investment operations	0.68		0.53	(0.54)	0.13		0.61	0.39

Less distributions from:
Net Investment Income	—		—	—	—		(0.01)	—
Net Realized Gains	(0.63)		—	—	—		—	—
Return of Capital	—		—	—	—		(0.04)	—
Total distributions	(0.63)		—	—	—		(0.05)	—

Net asset value, end of period	$5.96		$5.91	$5.38	$5.92		$5.79	$5.23

Total return (3,4)	11.54%		9.85%	-9.12%	2.25%		11.61%	8.06%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$4,856		$4,659	$6,033	$8,983		$7,117	$4,750
Ratios of expenses to average net assets: (5)	1.63	% (7)	1.55%	1.55%	1.59%		1.71%	2.05%
Ratios of net investment income/(loss) to average net assets: (5,6)	-1.29	% (7)	-0.21%	0.11%	-0.01%		0.15%	1.02%
Portfolio turnover rate	18	% (8)	41%	55%	158%		136%	332%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Per share amount represents less than $0.005 per share.

(3)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL INTERNATIONAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2017		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2017	2016	2015	2014	2013

Net asset value, beginning of period	$5.60		$5.14	$5.69	$5.61	$5.09	$4.74
Activity from investment operations:
Net investment income/(loss) (1)	(0.06)		(0.05)	(0.03)	(0.04)	(0.03)	0.02
Net realized and unrealized gain/(loss)	0.69		0.51	(0.52)	0.12	0.57	0.33
Total from investment operations	0.63		0.46	(0.55)	0.08	0.54	0.35

Less distributions from:
Net Realized Gains	(0.63)		—	—	—	—	—
Return of Capital	—		—	—	—	(0.02)	—
Total distributions	(0.63)		—	—	—	(0.02)	—

Net asset value, end of period	$5.60		$5.60	$5.14	$5.69	$5.61	$5.09

Total return (2,3)	11.09%		8.95%	-9.67%	1.43%	10.68%	7.38%
Ratios/Supplemental Data:
Net assets, end of period	$93,639		$69,253	$59,072	$44,007	$24,811	$11,051
Ratios of expenses to average net assets: (4)	2.38	% (6)	2.30%	2.30%	2.34%	2.46%	2.80%
Ratios of net investment income/(loss) to average net assets: (4,5)	-2.05	% (6)	-0.92%	-0.64%	-0.69%	-0.48%	0.34%
Portfolio turnover rate	18	% (7)	41%	55%	158%	136%	332%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2017		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2017	2016	2015	2014	2013

Net asset value, beginning of period	$9.28		$9.29	$9.53	$9.54	$9.96	$9.59
Activity from investment operations:
Net investment income (1)	0.11		0.25	0.17	0.19	0.17	0.34
Net realized and unrealized gain/(loss)	0.06		(0.04)	(0.17)	(0.03)	(0.38)	0.39
Total from investment operations	0.17		0.21	0.00	0.16	(0.21)	0.73

Less distributions from:
Net Investment Income	(0.19)		(0.22)	(0.24)	(0.17)	(0.15)	(0.31)
Net Realized Gains	—		—	—	—	(0.06)	(0.05)
Total distributions	(0.19)		(0.22)	(0.24)	(0.17)	(0.21)	(0.36)

Net asset value, end of period	$9.26		$9.28	$9.29	$9.53	$9.54	$9.96

Total return (2,3)	1.85%		2.32%	0.03%	1.68%	-2.15%	7.70%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$6,799		$7,632	$5,376	$26,550	$25,567	$35,042
Ratios of expenses to average net assets: (4)	1.24	% (6)	1.41%	1.52%	1.54%	1.56%	1.65%
Ratios of net investment income to average net assets: (4,5)	2.24	% (6)	2.64%	1.77%	1.95%	1.78%	3.45%
Portfolio turnover rate	11	% (7)	29%	191%	188%	218%	81%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2017		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2017	2016	2015	2014	2013

Net asset value, beginning of period	$9.27		$9.27	$9.50	$9.51	$9.93	$9.57
Activity from investment operations:
Net investment income (1)	0.08		0.19	0.10	0.11	0.10	0.28
Net realized and unrealized gain/(loss)	0.06		(0.01)	(0.17)	(0.03)	(0.38)	0.38
Total from investment operations	0.14		0.18	(0.07)	0.08	(0.28)	0.66

Less distributions from:
Net Investment Income	(0.16)		(0.18)	(0.16)	(0.09)	(0.08)	(0.25)
Net Realized Gains	—		—	—	—	(0.06)	(0.05)
Total distributions	(0.16)		(0.18)	(0.16)	(0.09)	(0.14)	(0.30)

Net asset value, end of period	$9.25		$9.27	$9.27	$9.50	$9.51	$9.93

Total return (2,3)	1.51%		1.95%	-0.69%	0.85%	-2.83%	6.92%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$73,328		$67,181	$52,806	$148,159	$79,845	$63,399
Ratios of expenses to average net assets: (4)	1.74	% (6)	1.91%	2.24%	2.29%	2.31%	2.40%
Ratios of net investment income to average net assets: (4,5)	1.77	% (6)	2.01%	1.06%	1.19%	1.05%	2.86%
Portfolio turnover rate	11	% (7)	29%	191%	188%	218%	81%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL TACTICAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2017		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2017	2016	2015	2014	2013

Net asset value, beginning of period	$9.66		$9.58	$9.85	$9.96	$10.09	$9.54
Activity from investment operations:
Net investment income (1)	0.04		0.16	0.20	0.13	0.14	0.28
Net realized and unrealized gain/(loss)	0.15		0.09	(0.36)	(0.10)	(0.12)	0.48
Total from investment operations	0.19		0.25	(0.16)	0.03	0.02	0.76

Less distributions from:
Net Investment Income	(0.09)		(0.17)	(0.10)	(0.14)	(0.15)	(0.21)
Return of Capital	—		—	(0.01)	—	—	—
Total distributions	(0.09)		(0.17)	(0.11)	(0.14)	(0.15)	(0.21)

Net asset value, end of period	$9.76		$9.66	$9.58	$9.85	$9.96	$10.09

Total return (2,3)	1.94%		2.66%	-1.62%	0.31%	0.25%	7.98%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$6,814		$7,110	$13,042	$9,246	$10,645	$9,949
Ratios of expenses to average net assets: (4)	1.75	% (6)	1.52%	1.50%	1.71%	1.70%	1.79%
Ratios of net investment income to average net assets: (4,5)	0.86	% (6)	1.67%	2.02%	1.32%	1.37%	2.87%
Portfolio turnover rate	7	% (7)	15%	122%	123%	117%	156%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL TACTICAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2017		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2017	2016	2015	2014	2013

Net asset value, beginning of period	$9.40		$9.32	$9.64	$9.76	$9.91	$9.38
Activity from investment operations:
Net investment income (1)	0.01		0.09	0.13	0.05	0.06	0.21
Net realized and unrealized gain/(loss)	0.14		0.08	(0.36)	(0.09)	(0.11)	0.46
Total from investment operations	0.15		0.17	(0.23)	(0.04)	(0.05)	0.67

Less distributions from:
Net Investment Income	(0.01)		(0.09)	(0.08)	(0.08)	(0.10)	(0.14)
Return of Capital	—		—	(0.01)	—	—	—
Total distributions	(0.01)		(0.09)	(0.09)	(0.08)	(0.10)	(0.14)

Net asset value, end of period	$9.54		$9.40	$9.32	$9.64	$9.76	$9.91

Total return (2,3)	1.62%		1.85%	-2.37%	-0.41%	-0.50%	7.15%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$86,472		$82,553	$108,922	$27,337	$20,404	$12,937
Ratios of expenses to average net assets: (4)	2.50	% (6)	2.27%	2.25%	2.46%	2.45%	2.54%
Ratios of net investment income to average net assets: (4,5)	0.12	% (6)	1.00%	1.35%	0.55%	0.61%	2.23%
Portfolio turnover rate	7	% (7)	15%	122%	123%	117%	156%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL FAITH & VALUES BASED MODERATE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Six Months Ended		Year Ended	Year Ended		Period Ended
	October 31, 2017		April 30,	April 30,		April 30,
	(Unaudited)		2017	2016		2015*

Net asset value, beginning of period	$10.56		$9.73	$10.06		$10.00
Activity from investment operations:
Net investment loss (1)	(0.06)		(0.07)	(0.10)		(0.09)
Net realized and unrealized gain/(loss)	0.53		0.90	(0.23)		0.19
Total from investment operations	0.47		0.83	(0.33)		0.10

Less distributions from:
Net Investment Income	—		—	—		(0.04)
Net Realized Gains	(1.07)		—	—		—
Total distributions	(1.07)		—	—		(0.04)

Net asset value, end of period	$9.96		$10.56	$9.73		$10.06

Total return (2,3)	4.48%		8.53%	-3.28%		0.96%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$12,083		$11,407	$10,168		$5,894
Ratio of net expenses to average net assets: (5)	2.80	% (6)	2.62%	2.77	% (8)	3.00	% (6,9)
Ratio of gross expenses to average net assets: (5)	2.80	% (6)	2.62%	2.73%		3.18	% (6)
Ratio of net investment loss to average net assets: (5,7)	-1.17	% (6)	-0.67%	-1.08%		-0.92	% (6)
Portfolio turnover rate	6	% (4)	57%	84%		29	% (4)

*	The inception date of Pacific Financial Faith & Values Based Moderate Fund Investor shares is May 31, 2013. The Fund commenced operations on December 3, 2014.

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets inclusive of the Adviser’s recapture of waived/reimbursed fees from prior periods.

(9)	Represents the ratio of expenses to average net assets inclusive of the Adviser’s waived/reimbursed fees.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL DYNAMIC ALLOCATION FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Six Months Ended		Year Ended	Period Ended
	October 31, 2017		April 30,	April 30,
	(Unaudited)		2017	2016*

Net asset value, beginning of period	$10.90		$10.15	$10.00
Activity from investment operations:
Net investment income (1)	0.03		0.05	0.05
Net realized and unrealized gain	0.55		0.81	0.16
Total from investment operations	0.58		0.86	0.21

Less distributions from:
Net Investment Income	—		(0.06)	(0.05)
Net Realized Gains	(0.98)		(0.05)	(0.01)
Total distributions	(0.98)		(0.11)	(0.06)

Net asset value, end of period	$10.50		$10.90	$10.15

Total return (2,3)	5.22%		8.52%	2.16%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$29,196		$28,725	$23,442
Ratio of net expenses to average net assets: (5)	1.57	% (6)	1.43%	1.39	% (6)
Ratio of net investment income to average net assets: (5,7)	0.50	% (6)	0.48%	0.91	% (6)
Portfolio turnover rate	21	% (4)	41%	12	% (4)

*	The inception date of Pacific Financial Dynamic Allocation Fund Institutional shares is September 17, 2015. The Fund commenced operations on October 6, 2015.

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL DYNAMIC ALLOCATION FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Six Months Ended		Year Ended	Period Ended
	October 31, 2017		April 30,	April 30,
	(Unaudited)		2017	2016*

Net asset value, beginning of period	$10.84		$10.12	$10.00
Activity from investment operations:
Net investment income/(loss) (1)	(0.01)		(0.02)	0.00	(8)
Net realized and unrealized gain	0.54		0.81	0.17
Total from investment operations	0.53		0.79	0.17

Less distributions from:
Net Investment Income	—		(0.02)	(0.04)
Net Realized Gains	(0.98)		(0.05)	(0.01)
Total distributions	(0.98)		(0.07)	(0.05)

Net asset value, end of period	$10.39		$10.84	$10.12

Total return (2,3)	4.88%		7.76%	1.73%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$450,431		$393,941	$198,192
Ratio of net expenses to average net assets: (5)	2.32	% (6)	2.19%	2.14	% (6)
Ratio of net investment income/(loss) to average net assets: (5,7)	-0.24	% (6)	-0.20%	0.03	% (6)
Portfolio turnover rate	21	% (4)	41%	12	% (4)

*	The inception date of Pacific Financial Dynamic Allocation Fund Investor shares is September 17, 2015. The Fund commenced operations on October 6, 2015.

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents less than $0.005.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL FLEXIBLE GROWTH & INCOME FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout the period indicated.

	Institutional Class
	Six Months Ended		Year Ended	Period Ended
	October 31, 2017		April 30,	April 30,
	(Unaudited)		2017	2016*

Net asset value, beginning of period	$10.21		$9.71	$10.00
Activity from investment operations:
Net investment income (1)	0.02		0.11	0.07
Net realized and unrealized gain/(loss)	0.50		0.56	(0.25)
Total from investment operations	0.52		0.67	(0.18)

Less distributions from:
Net Investment Income	—		(0.13)	(0.07)
Net Realized Gains	(0.63)		(0.04)	—
Return of Capital	—		—	(0.04)
Total distributions	(0.63)		(0.17)	(0.11)

Net asset value, end of period	$10.10		$10.21	$9.71

Total return (2,3)	5.11%		6.86%	-1.79%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$10,426		$10,514	$8,853
Ratio of net expenses to average net assets: (5)	1.67	% (6)	1.51%	1.47	% (6)
Ratio of net investment income to average net assets: (5,7)	0.34	% (6)	1.14%	1.71	% (6)
Portfolio turnover rate	0	% (4)	62%	20	% (4)

*	The inception date of Pacific Financial Flexible Growth & Income Fund Institutional shares is November 20, 2015. The Fund commenced operations on December 1, 2015.

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL FLEXIBLE GROWTH & INCOME FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout the period indicated.

	Investor Class
	Six Months Ended		Year Ended	Period Ended
	October 31, 2017		April 30,	April 30,
	(Unaudited)		2017	2016*

Net asset value, beginning of period	$10.15		$9.69	$10.00
Activity from investment operations:
Net investment income (1)	(0.02)		0.06	0.04
Net realized and unrealized gain/(loss)	0.50		0.52	(0.24)
Total from investment operations	0.48		0.58	(0.20)

Less distributions from:
Net Investment Income	—		(0.08)	(0.07)
Net Realized Gains	(0.63)		(0.04)	—
Return of Capital	—		—	(0.04)
Total distributions	(0.63)		(0.12)	(0.11)

Net asset value, end of period	$10.00		$10.15	$9.69

Total return (2,3)	4.74%		5.95%	-2.05%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$153,223		$131,974	$70,265
Ratio of net expenses to average net assets: (5)	2.42	% (6)	2.26%	2.22	% (6)
Ratio of net investment income to average net assets: (5,7)	-0.39	% (6)	0.57%	0.99	% (6)
Portfolio turnover rate	0	% (4)	62%	20	% (4)

*	The inception date of Pacific Financial Flexible Growth & Income Fund Investor shares is November 20, 2015. The Fund commenced operations on December 1, 2015.

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2017

1.	ORGANIZATION

The Pacific Financial family of mutual funds is comprised of eight different actively managed funds. Each fund is a diversified series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The funds are the Pacific Financial Core Equity Fund (“Core Equity Fund”), the Pacific Financial Explorer Fund (“Explorer Fund”), the Pacific Financial International Fund (“International Fund”), the Pacific Financial Strategic Conservative Fund (“Strategic Conservative Fund”), the Pacific Financial Tactical Fund (“Tactical Fund”), the Pacific Financial Faith & Values Based Moderate Fund (“Faith & Values Based Moderate Fund”), the Pacific Financial Dynamic Allocation Fund (“Dynamic Allocation Fund”), and the Pacific Financial Flexible Growth & Income Fund (“Flexible Growth & Income Fund”) (each a “Fund” and collectively the “Funds”). The investment objective of each Fund is as follows:

Fund	Primary Objective
Core Equity Fund	Long-Term Capital Appreciation
Explorer Fund	Long-Term Capital Appreciation
International Fund	Long-Term Capital Appreciation
Strategic Conservative Fund	Preservation of Capital and Current Income
Tactical Fund	Long-Term Capital Appreciation
Faith & Values Based Moderate Fund	Long-Term Capital Appreciation and Current Income
Dynamic Allocation Fund	Total Return
Flexible Growth & Income Fund	Total Return

Each Fund, with the exception of Faith & Values Based Moderate Fund, currently offers two classes of shares: Institutional Shares and Investor Shares. The Faith & Values Based Moderate Fund only offers Investor Shares. Each class of shares of the Funds has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated to each Fund’s share classes proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the open-end funds.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2017

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2017

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2017 for the Funds’ assets measured at fair value:

Pacific Financial Core Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$518,198,410	$—	$—	$518,198,410
Mutual Funds	88,579,480	—	—	88,579,480
Short-Term Investments	16,696,474	—	—	16,696,474
Total	$623,474,364	$—	$—	$623,474,364

Pacific Financial Explorer Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$187,838,717	$—	$—	$187,838,717
Short-Term Investments	22,011,519	—	—	22,011,519
Total	$209,850,236	$—	$—	$209,850,236

Pacific Financial International Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$16,497,608	$—	$—	$16,497,608
Mutual Funds	80,115,671	—	—	80,115,671
Short-Term Investments	1,988,986	—	—	1,988,986
Total	$98,602,265	$—	$—	$98,602,265

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2017

Pacific Financial Strategic Conservative Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$8,451,645	$—	$—	$8,451,645
Mutual Funds	71,356,299	—	—	71,356,299
Short-Term Investments	1,070,563	—	—	1,070,563
Total	$80,878,507	$—	$—	$80,878,507

Pacific Financial Tactical Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,152,494	$—	$—	$1,152,494
Mutual Funds	90,678,059	—	—	90,678,059
Short-Term Investments	1,516,896	—	—	1,516,896
Total	$93,347,449	$—	$—	$93,347,449

Pacific Financial Faith & Values Based Moderate Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$401,811	$—	$—	$401,811
Mutual Funds	11,649,599	—	—	11,649,599
Short-Term Investments	113,652	—	—	113,652
Total	$12,165,062	$—	$—	$12,165,062

Pacific Financial Dynamic Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$174,524,037	$—	$—	$174,524,037
Mutual Funds	304,737,920	—	—	304,737,920
Short-Term Investments	4,101,142	—	—	4,101,142
Total	$483,363,099	$—	$—	$483,363,099

Pacific Financial Flexible Growth & Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$17,368,049	$—	$—	$17,368,049
Mutual Funds	145,356,664	—	—	145,356,664
Short-Term Investments	1,247,608	—	—	1,247,608
Total	$163,972,321	$—	$—	$163,972,321

*	Refer to the Portfolio of Investments for Industry Classification.

The Funds did not hold any Level 3 securities during the period. There were no transfers between levels during the period. It is the Funds’ policy to record transfers between levels at the end of the reporting period.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2017

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually except for the Strategic Conservative Fund, which intends to distribute substantially all of its net investment income quarterly. Distributable net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required. Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years April 30, 2014 to April 30, 2016, or expected to be taken in each Fund’s April 30, 2017 year-end tax return. Each Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where a Fund makes significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis. Expenses specifically attributable to a particular Fund in the Pacific Financial Family of Mutual Funds are borne by that Fund. Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Pacific Financial Family of Mutual Funds or another reasonable basis.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended October 31, 2017, cost of purchases and proceeds from sales of Fund securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
Core Equity Fund	$53,948,518	$799,985
Explorer Fund	152,876,011	136,789,800
International Fund	28,067,232	15,069,028
Strategic Conservative Fund	13,468,998	8,437,454
Tactical Fund	8,454,410	6,354,630
Faith & Values Based Moderate Fund	1,642,677	759,940
Dynamic Allocation Fund	129,292,878	94,171,385
Flexible Growth & Income Fund	15,021,282	—

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2017

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Pacific Financial Group, Inc. serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others, including the Advisor. As compensation for its services and the related expenses borne by the Advisor, the Funds, with the exception of the Strategic Conservative Fund, pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of each Fund’s average daily net assets. Effective January 1, 2016, the Advisor reduced its fee for the Strategic Conservative Fund to an annual rate of 0.75% of the Fund’s average daily net assets.

For the six months ended October 31, 2017, pursuant to the investment advisory agreement, the Advisor earned the following advisory fees:

Fund
Core Equity Fund	$2,779,761
Explorer Fund	856,354
International Fund	422,677
Strategic Conservative Fund	294,994
Tactical Fund	463,026
Faith & Values Based Moderate Fund	59,786
Dynamic Allocation Fund	2,276,423
Flexible Growth & Income Fund	771,624

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until August 31, 2024, to waive a portion of its advisory fee for the Faith & Values Based Moderate Fund Investor Class Shares and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees associated with investments in other collective investment vehicles or derivative instruments (including for example, option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation expenses) do not exceed 3.00% and 2.25% per annum of the Fund’s average daily net assets for the Investor Class and Institutional Class, respectively, until August 31, 2016 and 5 .00% and 4.25% of the Fund’s average daily net assets for the Investor Class and Institutional Class, respectively, until August 31, 2024. The Advisor did not waive any portion of its Advisory fees pursuant to the Waiver Agreement during the six months ended October 31, 2017.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 3.00% or 2.25% of the Fund’s average daily net assets for the Investor Class or Institutional Class, respectively (the “Expense Limitation”), the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not exceed the Expense Limitation. If a Fund’s Operating Expenses subsequently exceed the Expense Limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for fees waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. As of October 31, 2017, there were no waiver amounts subject to recapture pursuant to the Waiver Agreement.

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to the Institutional and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. Effective January 1, 2016, the fee for the Strategic Conservative Fund’s Investor Shares fee under the plan was reduced to 0.75% of the Fund’s average daily net assets attributable to Investor Class shares. For the six months ended October 31, 2017, pursuant to the Plans, the Institutional and Investor Class shares accrued the following fees:

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2017

Fund	Institutional Class	Investor Class
Core Equity Fund	$50,485	$2,577,821
Explorer Fund	18,501	782,351
International Fund	5,953	398,864
Strategic Conservative Fund	9,118	267,639
Tactical Fund	8,821	427,744
Faith & Values Based Moderate Fund	N/A	59,786
Dynamic Allocation Fund	36,590	2,130,061
Flexible Growth & Income Fund	13,204	718,810

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor did not receive any commissions from the sale of the Funds’ shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Funds. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

Orion Advisor Services, LLC (“Orion”), an affiliate of GFS and the Distributor provides shareholder administration services to the Funds. For the six months ended October 31, 2017, the Funds paid fees to Orion for compensation for these services as follows:

Fund
Core Equity Fund	$42,474
Explorer Fund	13,059
International Fund	6,311
Strategic Conservative Fund	6,247
Tactical Fund	7,382
Faith & Values Based Moderate Fund	944
Dynamic Allocation Fund	35,125
Flexible Growth & Income Fund	11,857

Such fees are included as Non 12b-1 Shareholder Services Fees on the Statements of Operations.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2017

5.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the six months ended October 31, 2017 with affiliated companies are as follows:

Core Equity Fund

						Change in
						Unrealized
		Value-Beginning of			Net Realized Gain/	Appreciation/
CUSIP	Description	Period	Purchases	Sales Proceeds	(Loss)	(Depreciation)	Value-End of Period
464288208	iShares Morningstar Mid-Cap ETF	$41,899,539	$699,839	$—	$—	$2,403,340	$45,002,718
78468R887	SPDR SSGA US Small Cap Low Volatility Index ETF	24,036,911	2,050,951	—	—	857,153	26,945,015

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year or period ended April 30, 2017 and April 30, 2016 was as follows:

	For the year ended April 30, 2017:
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Pacific Financial Core Equity Fund	$3,440,179	$4,749,193	$—	$8,189,372
Pacific Financial Explorer Fund	—	—	—	—
Pacific Financial International Fund	—	—	—	—
Pacific Financial Strategic Conservative Fund	1,411,134	—	—	1,411,134
Pacific Financial Tactical Fund	966,673	—	—	966,673
Pacific Financial Faith & Values Based Moderate Fund	—	—	—	—
Pacific Financial Dynamic Allocation Fund	845,015	1,564,421	—	2,409,436
Pacific Financial Flexible Growth & Income Fund	1,209,634	254,944	39,513	1,504,091

	For the period ended April 30, 2016:
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Pacific Financial Core Equity Fund	$382,475	$7,584,781	$—	$7,967,256
Pacific Financial Explorer Fund	7,031,933	3,425,022	—	10,456,955
Pacific Financial International Fund	—	—	—	—
Pacific Financial Strategic Conservative Fund	1,585,630	—	—	1,585,630
Pacific Financial Tactical Fund	1,139,347	—	71,899	1,211,246
Pacific Financial Faith & Values Based Moderate Fund	—	—	—	—
Pacific Financial Dynamic Allocation Fund	597,550	217,122	—	814,672
Pacific Financial Flexible Growth & Income Fund	443,772	—	269,730	713,502

As of April 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Pacific Financial Core Equity Fund	$6,141,610	$4,687,260	$(1,179,812)	$—	$—	$41,071,729	$50,720,787
Pacific Financial Explorer Fund	—	—	(421,352)	(1,571,816)	—	13,420,364	11,427,196
Pacific Financial International Fund	—	—	(517,221)	(4,007,982)	—	5,942,967	1,417,764
Pacific Financial Strategic Conservative Fund	703,521	—	(119,221)	(6,271,184)	—	(297,177)	(5,984,061)
Pacific Financial Tactical Fund	138,671	—	—	(1,998,606)	—	281,045	(1,578,890)
Pacific Financial Faith & Values Based Moderate Fund	—	114,592	(61,472)	—	—	741,439	794,559
Pacific Financial Dynamic Allocation Fund	1,972,600	1,509,972	(1,128,023)	—	—	22,224,216	24,578,765
Pacific Financial Flexible Growth & Income Fund	—	—	(2,579,262)	—	—	6,317,236	3,737,974

The difference between book basis and tax basis unrealized appreciation/(depreciation), and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2017

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Fund	Losses
Pacific Financial Core Equity Fund	$1,179,812
Pacific Financial Explorer Fund	421,352
Pacific Financial International Fund	517,221
Pacific Financial Strategic Conservative Fund	—
Pacific Financial Tactical Fund	—
Pacific Financial Faith & Values Based Moderate Fund	61,472
Pacific Financial Dynamic Allocation Fund	1,128,023
Pacific Financial Flexible Growth & Income Fund	448,823

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
Pacific Financial Core Equity Fund	$—
Pacific Financial Explorer Fund	—
Pacific Financial International Fund	—
Pacific Financial Strategic Conservative Fund	119,221
Pacific Financial Tactical Fund	—
Pacific Financial Faith & Values Based Moderate Fund	—
Pacific Financial Dynamic Allocation Fund	—
Pacific Financial Flexible Growth & Income Fund	2,130,439

At April 30, 2017, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
Fund	Short-Term	Long-Term	Total	Expired
Pacific Financial Core Equity Fund	$—	$—	$—	$—
Pacific Financial Explorer Fund	1,571,816	—	1,571,816	—
Pacific Financial International Fund	2,669,597	1,338,385	4,007,982	2,641,778
Pacific Financial Strategic Conservative Fund	5,588,070	683,113	6,271,184	—
Pacific Financial Tactical Fund	1,998,606	—	1,998,606	266,527
Pacific Financial Faith & Values Based Moderate Fund	—	—	—	—
Pacific Financial Dynamic Allocation Fund	—	—	—	—
Pacific Financial Flexible Growth & Income Fund	—	—	—	—

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2017

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses and short-term capital gains, the reclass of Fund distributions and tax adjustments for non-deductible expenses, resulted in reclassification for the tax year ended April 30, 2017 for the Funds as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Net Realized
Fund	Capital	Income (Loss)	Gains (Loss)
Pacific Financial Core Equity Fund	$—	$—	$—
Pacific Financial Explorer Fund	(488,111)	488,111	—
Pacific Financial International Fund	(3,142,487)	500,709	2,641,778
Pacific Financial Strategic Conservative Fund	—	—	—
Pacific Financial Tactical Fund	(266,527)	—	266,527
Pacific Financial Faith & Values Based Moderate Fund	(72,489)	72,489	—
Pacific Financial Dynamic Allocation Fund	—	516,661	(516,661)
Pacific Financial Flexible Growth & Income Fund	(39,513)	37,248	2,265

7.	SECURITIES LENDING

The Trust has entered into a securities lending arrangement with The Bank of New York Mellon Corporation (the “Borrower”) on behalf of the Core Equity Fund, Explorer Fund, International Fund, Strategic Conservative Fund and Tactical Fund. Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower. In exchange, the Funds receive cash and securities as collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Funds’ Portfolio of Investments. The non-cash collateral consisted of U.S. Treasury Bills, Notes and Bonds and U.S. Treasury inflation indexed Bonds with the following maturities noted in the table below. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Fund is indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

The Funds may invest the cash collateral received in connection with securities lending transactions in the Milestone Treasury Obligations Portfolio. The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator. The Funds receive compensation relating to the lending of the Funds’ securities. During the six months ended October 31, 2017, the Tactical Fund did not engage in securities lending.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2017

The following table presents financial instruments that are subject to enforceable netting arrangements as of October 31, 2017.

				Gross Amounts not Offset in the
				Statements of Assets and Liabilties

		Gross Amounts	Net Amounts of Assets	Instruments -
	Gross Amount of	Offset in the	Presented in the	Non-cash
	Recognized	Statement of Assets	Statement of Assets	Collateral	Cash Collateral	Net
	Assets**	and Liabilities	and Liabilties	Received	Received(1)	Amount
Core Equity Fund	$12,543,546	$—	$12,543,546	$—	$12,543,546	$—
Explorer Fund	$22,719,544	$—	$22,719,544	$2,472,704	$20,246,840	$—

**	Included with Investments in securities on the Statements of Assets and Liabilities.

(1)	Any over-collateralization of total financial instruments is not shown.

The following table breaks out the holdings pledged as collateral as of October 31, 2017:

Core Equity Fund

	Overnight &		Between 30 & 90
	Continuous	<30 Days	days	>90 Days	Total
Money Market Mutual Fund	$12,864,674	$—	$—	$—	$12,864,674
U.S. Government Securities	—	—	—	—	—
Total	$12,864,674	$—	$—	$—	$12,864,674

Explorer Fund

	Overnight &		Between 30 & 90
	Continuous	<30 Days	days	>90 Days	Total
Money Market Mutual Fund	$20,764,790	$—	$—	$—	$20,764,790
U.S. Government Securities	—	—	—	2,524,937	2,524,937
Total	$20,764,790	$—	$—	$2,524,937	$23,289,727

8. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of October 31, 2017, beneficial ownership in excess of 25% is as follows:

Portfolio	Beneficial Owner	% of Outstanding Shares
Core Equity Fund	NFS	43%
Explorer Fund	NFS	42%
International Fund	NFS	49%
Strategic Conservative Fund	NFS	40%
Tactical Fund	NFS	41%
Faith & Values Based Moderate Fund	NFS	62%
Dynamic Allocation Fund	NFS	40%
Flexible Growth & Income Fund	NFS	37%
	Pershing, LLC	25%

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2017

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

THE PACIFIC FINANCIAL FUNDS
EXPENSE EXAMPLES
October 31, 2017 (Unaudited)

Example

As a shareholder of the Funds you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from each Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Funds. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s Annualized	Beginning Account	Ending Account	Expenses Paid	Ending Account	Expenses Paid
Institutional Class	Expense Ratio	Value 5/1/2017	Value 10/31/2017	During Period*	Value 10/31/2017	During Period
Pacific Financial Core Equity Fund	1.44%	$1,000.00	$1,073.90	$7.53	$1,017.95	$7.32
Pacific Financial Explorer Fund	1.51%	$1,000.00	$1,086.50	$7.94	$1,017.59	$7.68
Pacific Financial International Fund	1.63%	$1,000.00	$1,115.40	$8.69	$1,016.99	$8.29
Pacific Financial Strategic Conservative Fund	1.24%	$1,000.00	$1,018.50	$6.31	$1,018.95	$6.31
Pacific Financial Tactical Fund	1.75%	$1,000.00	$1,019.40	$8.91	$1,016.38	$8.89
Pacific Financial Dynamic Allocation Fund	1.57%	$1,000.00	$1,052.20	$8.12	$1,017.29	$7.98
Pacific Financial Flexible Growth & Income Fund	1.67%	$1,000.00	$1,051.10	$8.63	$1,016.79	$8.49

					Hypothetical
			Actual		(5% return before expenses)
				*Expenses
	Fund’s Annualized	Beginning Account	Ending Account	Paid During	Ending Account	Expenses Paid
Investor Class	Expense Ratio	Value 5/1/2017	Value 10/31/2017	Period	Value 10/31/2017	During Period
Pacific Financial Core Equity Fund	2.18%	$1,000.00	$1,069.50	$11.37	$1,014.22	$11.07
Pacific Financial Explorer Fund	2.26%	$1,000.00	$1,082.90	$11.87	$1,013.81	$11.47
Pacific Financial International Fund	2.38%	$1,000.00	$1,110.90	$12.66	$1,013.21	$12.08
Pacific Financial Strategic Conservative Fund	1.74%	$1,000.00	$1,015.10	$8.84	$1,016.43	$8.84
Pacific Financial Tactical Fund	2.50%	$1,000.00	$1,016.20	$12.70	$1,012.60	$12.68
Pacific Financial Faith & Values Moderate Fund	2.80%	$1,000.00	$1,044.80	$14.43	$1,011.09	$14.19
Pacific Financial Dynamic Allocation Fund	2.32%	$1,000.00	$1,048.80	$11.98	$1,013.51	$11.77
Pacific Financial Flexible Growth & Income Fund	2.42%	$1,000.00	$1,047.40	$12.49	$1,013.01	$12.28

*	Expenses Paid during the Period are equal to the Class’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days and divided by 365.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•         Social Security number and wire transfer instructions

•         account transactions and transaction history

•         investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•   open an account or deposit money

•   direct us to buy securities or direct us to sell your securities

•   seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•   sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•   affiliates from using your information to market to you.

•   sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how a Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that a Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-451-TPFG or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-451-TPFG.

INVESTMENT ADVISOR
The Pacific Financial Group, Inc.
777 108th Avenue NE, Suite 2100
Bellevue, WA 98004

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 1/11/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 1/11/18

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer

Date 1/11/18